Investments	12 Months Ended
Mar. 31, 2018
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Investments
6.	Investments

Investments consist of the following:

	As at March 31,
	2018		2018	2017
	(In millions)
Available-for-sale, at fair value	US$	2,255.6	Rs.147,007.0	Rs.153,265.3
Unquoted equity investments, at cost*		31.3	2,036.9	3,823.1
Unquoted equity investments, at fair value**		62.5	4,076.1	—
Loans and receivables		16.8	1,094.0	191.3

Total	US$	2,366.2	Rs.154,214.0	Rs.157,279.7

Available-for-sale, financial assets (investments) are as follows:

	As at March 31,
	2018		2018	2017
	(In millions)
Quoted equity shares	US$	52.1	Rs. 3,404.8	Rs. 2,602.9
Mutual funds		2,203.5	143,602.2	150,662.4

Total available for sale securities	US$	2,255.6	Rs.147,007.0	Rs.153,265.3

The current and non-current classifications of investments are as follows:

	As at March 31,
	2018		2018	2017
	(In millions)
Current investments	US$	2,249.9	Rs.146,637.5	Rs.150,411.5
Non-current investments		116.3	7,576.5	6,868.2

Total	US$	2,366.2	Rs.154,214.0	Rs.157,279.7

*	The fair value of the unquoted equity investments cannot be reliably measured as the variability in the range of fair value estimates is significant and the probabilities of the various estimates cannot be reasonably assessed.
**	The Company holds certain investments in unquoted equity instruments which are not held for trading, but for medium or long term strategic purposes. This includes investments with restrictions on transfer. The fair value sometimes is subject to significant variability and difficult to estimate due to factors such as complexity of the underlying businesses, etc. The fair value, which approximates cost, has been estimated using methods such as dividend yield, acquisition cost, net asset value, etc.